Acquisitions	12 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Acquisitions	Acquisitions

The following summarizes our acquisitions during the year ended March 31, 2019:

Water Pipeline Company

On April 24, 2018, we acquired the remaining 18.375% interest in NGL Water Pipelines, LLC operating in the Delaware Basin portion of the Permian Basin in West Texas for total consideration of approximately $4.0 million. The acquisition of the remaining interest was accounted for as an equity transaction, no gain or loss was recorded, and the carrying value of the noncontrolling interest was adjusted to reflect the change in ownership interest of the subsidiary. As of the date of the transaction, the 18.375% interest had a carrying value of $3.9 million.

Saltwater Water Solutions Facilities

During the year ended March 31, 2019, we acquired six saltwater disposal facilities (including 15 saltwater disposal wells) for total consideration of approximately $116.1 million.

As part of these acquisitions, we recorded customer relationship, favorable contract and non-compete agreement intangible assets whereby we estimated the value of these intangible assets using the income approach, which uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts.

The agreements for these acquisitions contemplate post-closing payments for certain working capital items. We are accounting for these transactions as business combinations. The following table summarizes the transaction close date preliminary estimates of the fair values for the assets acquired and liabilities assumed (in thousands):

Property, plant and equipment	$36,590
Goodwill	50,619
Intangible assets	29,287
Current liabilities	(10)
Other noncurrent liabilities	(410)
Fair value of net assets acquired	$116,076

As of March 31, 2019, the allocation of the purchase price is considered preliminary as we are continuing to gather additional information to finalize the fair values of the property, plant and equipment and intangible assets.

Goodwill represents the excess of the consideration paid for the acquired businesses over the fair value of the individual assets acquired, net of liabilities assumed. Goodwill represents a premium paid to expand the number of our disposal sites in an oilfield production basin currently serviced by us, thereby enhancing our competitive position as a provider of disposal services in this oilfield production basin. We expect that all of the goodwill will be deductible for federal income tax purposes.

The operations of these water solutions facilities have been included in our consolidated statement of operations since their acquisition date. Our consolidated statement of operations for the year ended March 31, 2019 includes revenues of $12.6 million and operating income of $4.9 million that were generated by the operations of these water solutions facilities. We incurred $0.2 million of transaction costs related to these acquisitions during the year ended March 31, 2019. These amounts are recorded within general and administrative expenses in our consolidated statement of operations.

During the year ended March 31, 2019, we also acquired seven saltwater disposal wells for total consideration of $35.2 million, which we are accounting for as acquisitions of assets. The consideration paid for this transaction was allocated primarily to property, plant and equipment.

Freshwater Water Solutions Facilities

During the year ended March 31, 2019, we acquired a ranch and four freshwater facilities (including 27 freshwater wells) and a right-of-way that can be used for pipelines for total consideration of approximately $77.2 million.

As part of these acquisitions, we recorded water rights, customer relationship, favorable contract and non-compete agreement intangible assets, whereby we estimated the value of these intangible assets using the income approach, which uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts.

A book/tax difference was created as part of one of these acquisitions and as a result, we have recorded a preliminary noncurrent deferred tax liability of $16.3 million (see Note 2 for a further discussion).

We recorded contingent consideration liabilities within accrued expenses and other payables and other noncurrent liabilities in our consolidated balance sheet related to future royalty payments due to the seller. We estimated the contingent consideration for one liability based on the contracted royalty rate, which is a flat rate per barrel, multiplied by the expected volumes of freshwater sold. We estimated the contingent consideration for the other liability based on the contracted royalty rate, which is a flat rate per barrel, multiplied by the expected third party volumes to be transported on the pipeline for the expected useful life of the rights-of-way. These amounts were then discounted to present value using our weighted average cost of capital plus a premium representative of the uncertainty associated with the expected volumes. As of the acquisition date, we recorded a contingent liability of $2.7 million.

We assumed land leases with a royalty component as part of the acquisition of certain of these facilities. The acquisition method of accounting requires that executory contracts with unfavorable terms relative to market conditions at the acquisition date be recorded as liabilities in the acquisition accounting. We recorded a liability within other noncurrent liabilities of $0.5 million related to these leases due to the royalty terms being deemed unfavorable. We will amortize this liability based on the volumes processed by the facilities.

The agreements for these acquisitions contemplate post-closing payments for certain working capital items. We are accounting for these transactions as business combinations. The following table summarizes the transaction close date preliminary estimates of the fair values for the assets acquired and liabilities assumed (in thousands):

Property, plant and equipment	$7,123
Goodwill	23,570
Intangible assets	64,015
Investments in unconsolidated entities	2,060
Current liabilities	(276)
Other noncurrent liabilities	(19,288)
Fair value of net assets acquired	$77,204

As of March 31, 2019, the allocation of the purchase price is considered preliminary as we are continuing to gather additional information to finalize the fair values of land, other property, plant and equipment, intangible assets, including customer relationships, and the investment in the unconsolidated entity. We are also engaging a third party valuation firm to assist us in this effort. The noncurrent deferred tax liability is also considered preliminary and will be finalized once the fair value of the assets acquired has been finalized.

Goodwill represents the excess of the consideration paid for the acquired businesses over the fair value of the individual assets acquired, net of liabilities assumed. Goodwill represents a premium paid to expand our service offerings in an oilfield production basin currently serviced by us, thereby enhancing our competitive position as a provider of disposal and other services in this oilfield production basin. We expect that all of the goodwill will be deductible for federal income tax purposes.

The operations of these water solutions facilities have been included in our consolidated statement of operations since their acquisition date. Our consolidated statement of operations for the year ended March 31, 2019 includes revenues of $2.0 million and an operating loss of $1.1 million that were generated by the operations of these water solutions facilities. We incurred $3.7 million of transaction costs related to these acquisitions during the year ended March 31, 2019. These amounts are recorded within general and administrative expenses in our consolidated statement of operations.

During the year ended March 31, 2019, we also acquired an additional ranch (including 18 freshwater wells) for total consideration of $28.4 million, which we are accounting for as an acquisition of assets. The consideration paid for this transaction was allocated to land and intangible assets.

Natural Gas Liquids Terminal Business

In March 2019, we completed the acquisition of the natural gas liquids terminal business of DCP Midstream, LP. The acquisition consisted of five propane rail terminals, located in the Eastern United States, a 50% ownership interest in an additional rail terminal, located in the state of Maine, and an import/export terminal located in Chesapeake, Virginia for total consideration of approximately $103.4 million. The import/export terminal has the capability to load and unload ships ranging in size from handy-sized vessels up to very large gas carriers. These terminals complement our existing natural gas liquids portfolio and also create additional opportunities for new and existing customers to supply their business.

As part of this acquisition, we recorded a customer relationship intangible asset whereby we estimated the value of this intangible asset using the income approach, which uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts.

The agreement for this acquisition contemplates post-closing payments for certain working capital items. We are accounting for this transaction as a business combination. The following table summarizes the transaction close date preliminary estimates of the fair values for the assets acquired and liabilities assumed (in thousands):

Inventories	$15,370
Other current assets	667
Property, plant and equipment	42,413
Goodwill	20,472
Intangible assets	26,900
Investments in unconsolidated entities	204
Current liabilities	(2,128)
Other noncurrent liabilities	(524)
Fair value of net assets acquired	$103,374

As of March 31, 2019, the allocation of the purchase price is considered preliminary as we are continuing to gather additional information to finalize the fair values of the property, plant and equipment, intangible assets and the investment in the unconsolidated entity.

Goodwill represents the excess of the consideration paid for the acquired businesses over the fair value of the individual assets acquired, net of liabilities assumed. Goodwill represents a premium paid to expand the number of our natural gas liquids terminals in an area currently serviced by us, thereby enhancing our competitive position as a provider of terminaling services in this area. We expect that all of the goodwill will be deductible for federal income tax purposes.

The operations of these natural gas liquids terminals have been included in our consolidated statement of operations since their acquisition date. Our consolidated statement of operations for the year ended March 31, 2019 includes revenues of $22.7 million and operating income of $2.4 million that were generated by the operations of these natural gas liquids terminals. We incurred $0.5 million of transaction costs related to this acquisition during the year ended March 31, 2019. These amounts are recorded within general and administrative expenses in our consolidated statement of operations.

Refined Products Terminals

In January 2019, we completed the acquisition of two refined products terminals located in Georgia for total consideration of approximately $16.3 million.

As part of this acquisition, we recorded a customer relationship intangible asset whereby we estimated the value of this intangible asset using the income approach, which uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts.

The agreement for this acquisition contemplates post-closing payments for certain working capital items. We are accounting for this transaction as a business combination. The following table summarizes the transaction close date preliminary estimates of the fair values for the assets acquired and liabilities assumed (in thousands):

Inventories	$327
Other current assets	85
Property, plant and equipment	9,986
Goodwill	1,328
Intangible assets	4,600
Current liabilities	(4)
Fair value of net assets acquired	$16,322

As of March 31, 2019, the allocation of the purchase price is considered preliminary as we are continuing to gather additional information to finalize the fair values of the property, plant and equipment and intangible assets.

Goodwill represents the excess of the consideration paid for the acquired businesses over the fair value of the individual assets acquired, net of liabilities assumed. Goodwill represents a premium paid to expand the number of our refined products terminals in an area currently serviced by us, thereby enhancing our competitive position as a provider of terminaling services in this area. We expect that all of the goodwill will be deductible for federal income tax purposes.

The operations of these refined products terminals have been included in our consolidated statement of operations since their acquisition date. Our consolidated statement of operations for the year ended March 31, 2019 includes revenues of $0.3 million and an operating loss of $0.1 million that were generated by the operations of these refined products terminals. We incurred $0.1 million of transaction costs related to this acquisition during the year ended March 31, 2019. These amounts are recorded within general and administrative expenses in our consolidated statement of operations.

The assets and liabilities of this acquisition and the operations have been classified as discontinued (see Note 1 and Note 17).

Retail Propane Businesses

During the three months ended June 30, 2018, we acquired three retail propane businesses for total consideration of approximately $19.1 million. We accounted for these transactions as business combinations.

On July 9, 2018, and in conjunction with the sale of the Retail Propane segment (see Note 1), we acquired the remaining 40% interest in Atlantic Propane, LLC, which was part of our Retail Propane segment, for total consideration of approximately $12.8 million. The acquisition of the remaining interest was accounted for as an equity transaction, no gain or loss was recorded, and the carrying value of the noncontrolling interest was adjusted to reflect the change in ownership interest of the subsidiary. Atlantic Propane, LLC was included in the sale to Superior (see Note 1).

The assets and liabilities of these retail propane transactions were included in the sale of virtually all of our remaining Retail Propane segment on July 10, 2018 and the operations have been classified as discontinued (see Note 17).

The following summarizes the status of the preliminary purchase price allocation of acquisitions prior to April 1, 2018:

Retail Propane Businesses

During the three months ended June 30, 2018, we completed the acquisition accounting for the remaining four retail propane businesses, which were part of the sale of virtually all of our Retail Propane segment (see Note 17). The assets and liabilities are included in current assets and current liabilities held for sale in our March 31, 2018 consolidated balance sheet (see Note 17). There were no material adjustments to the fair value of assets acquired and liabilities assumed during the three months ended June 30, 2018.